Operating Lease Liabilities - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) contract	Dec. 31, 2022 USD ($)
Leases [Abstract]
Operating lease liabilities	$ 4,414	$ 4,251
Operating lease right-of-use assets	2,873	3,625
Operating lease, cost	$ 1,200	$ 1,200
Number of operating leases contracts | contract	3
Operating lease weighted average discount rate	2.95%	2.87%
Weighted average remaining contractual lease term	3 years 2 months 1 day	3 years 10 months 17 days